Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	MGT CAPITAL INVESTMENTS, INC.
Entity Central Index Key	0001001601
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed solely to include the delaying amendment (above) which was inadvertently omitted from the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false